Fair value of financial instruments	12 Months Ended
Dec. 31, 2025
Fair value of financial instruments
Fair value of financial instruments
The Bank determines the fair value of its financial instruments using the fair value hierarchy, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to assess assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value.
The Bank applied the following fair value hierarchy:
Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.
Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3 – Assets or liabilities for which significant valuation inputs are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.
When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the inputs that market participants would use when pricing the asset or liability.
A.    Measured at fair value
When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread, and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.
When there has been a significant decrease in the valuation of the financial asset or liability, or in the level of activity for a financial asset or liability (provided it is not due to impairment), the Bank uses the present value technique which considers market information to determine a representative fair value under usual market conditions.
A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:
Financial instruments at FVTPL or FVOCI
For financial instruments at FVTPL or FVOCI, fair value is based upon quoted market prices, when available, or if quoted market prices are not available on discounted expected cash flows including interest rate yield curves and other market rates.
When quoted prices are available in an active market, financial instruments at FVTPL and financial instruments at FVOCI are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices for similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flow models. Such securities are classified within levels 2 and 3 of the fair value hierarchy.
A.    Measured at fair value (continued)
Derivative financial instruments and hedged items that qualify as a fair value hedging relationship
The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.
For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flow model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.
The fair value adjustments applied by the Bank to its derivative carrying amounts include credit valuation adjustments ("Credit and Debit Value Adjustment" CVA / DVA), which are applied to OTC derivative instruments, in which the base valuation generally discounts expected cash flows using the Overnight Index Swap interest rate curves. Because not all counterparties have the same credit rating, valuation adjustments are necessary to incorporate the market view of both the counterparty's credit risk and the Bank's own credit risk.
Own-credit and counterparty (DVA and CVA) are determined using a fair value curve consistent with the Bank’s or counterparty credit rating. These adjustments are designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA or DVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of these adjustments may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.
Financial instruments assets and liabilities recognized and designated as hedged items that qualify as a fair value hedging relationship are measured at amortized cost and adjusted for the effect of the risks covered in the hedging relationship.
A.    Measured at fair value (continued)
Financial instruments measured at fair value by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Loans at FVOCI	—	77,240	—	77,240
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	69,476	—	69,476
Total securities and other financial assets	—	146,716	—	146,716

Derivative financial instruments - assets:
For trading
Interest rate swaps	—	1,569	—	1,569
For hedging
Interest rate swaps	—	26,075	—	26,075
Cross-currency swaps	—	43,762	—	43,762
Total derivative financial instrument assets	—	71,406	—	71,406
Total assets at fair value	—	218,122	—	218,122

Liabilities
Derivative financial instruments - liabilities:
For trading
Interest rate swaps	—	(433)	—	(433)
For hedging
Interest rate swaps	—	(5,435)	—	(5,435)
Cross-currency swaps	—	(57,027)	—	(57,027)
Foreign exchange forwards	—	(44)	—	(44)
Total derivative financial instruments - liabilities	—	(62,939)	—	(62,939)
Total liabilities at fair value	—	(62,939)	—	(62,939)
A.    Measured at fair value (continued)

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	99,486	—	99,486
Total securities and other financial assets	—	99,486	—	99,486

Derivative financial instruments - assets:
For hedging
Interest rate swaps	—	10,805	—	10,805
Cross-currency swaps	—	11,510	—	11,510
Total derivative financial instrument assets	—	22,315	—	22,315
Total assets at fair value	—	121,801	—	121,801

Liabilities
Derivative financial instruments - liabilities:
For hedging
Interest rate swaps	—	2,667	—	2,667
Cross-currency swaps	—	139,038	—	139,038
Total derivative financial instruments - liabilities	—	141,705	—	141,705
Total liabilities at fair value	—	141,705	—	141,705
Fair value calculations are provided only for a limited portion of assets and liabilities. Due to the wide range of valuation techniques and the degree of subjectivity used for estimates, comparisons of fair value information disclosed by the Bank with those of other companies may not be meaningful for comparative analysis.
B.    Not measured at fair value
The following methods and inputs were used by the Bank’s management in estimating the fair values of financial instruments not measured at fair value:
Financial instruments with carrying value that approximates fair value
The carrying value of certain financial assets, including cash and due from banks, customers’ liabilities under acceptances and certain financial liabilities including customer demand and time deposits, securities sold under repurchase agreements and acceptances outstanding, due to their short-term nature, is considered to approximate their fair value. These instruments are classified in Level 2.
Financial instruments measured at amortized cost

The fair value of financial instruments measured at amortized cost is valued using quoted market prices. If quoted market prices are not available, then fair values are estimated based upon quoted prices for similar instruments. When prices for similar instruments are not available, then fair values are estimated by using discounted cash flow models using interest rate yield curves and other market rates. Such instruments are classified in levels 2 and 3.
B.    Not measured at fair value (continued)
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured at fair value:

	December 31, 2025
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,923,731	1,923,731	—	1,923,731	—
Securities at amortized cost (1)	1,359,514	1,375,788	—	1,375,788	—
Loans at amortized cost (2)	9,064,428	9,319,038	—	9,319,038	—
Customers' liabilities under acceptances	161,597	161,597	—	161,597	—

Liabilities
Customer deposits	6,640,290	6,640,290	—	6,640,290	—
Securities sold under repurchase agreements	130,509	130,509	—	130,509	—
Borrowings and debt, net	4,030,389	4,071,789	—	4,071,789	—
Acceptances outstanding	161,597	161,597	—	161,597	—

	December 31, 2024
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits in banks	1,965,145	1,965,145	—	1,965,145	—
Securities at amortized cost (1)	1,102,444	1,102,386	—	1,102,386	—
Loans at amortized cost (2)	8,383,829	8,573,655	—	8,573,655	—
Customers' liabilities under acceptances	245,065	245,065	—	245,065	—

Liabilities
Customer deposits	5,461,901	5,461,901	—	5,461,901	—
Securities sold under repurchase agreements	214,035	214,035	—	214,035	—
Borrowings and debt, net	4,388,720	4,421,770	—	4,421,770	—
Acceptances outstanding	245,065	245,065	—	245,065	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $14.8 million and the allowance for ECL of $1.0 million as of December 31, 2025 (accrued interest receivable of $13.2 million and the allowance for expected credit losses of $1.3 million as of December 31, 2024).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $87.8 million , the allowance for expected credit losses of $93.8 million and unearned interest and deferred fees of $34.3 million as of December 31, 2025 (accrued interest receivable of $117.9 million, the allowance for expected credit losses of $78.2 million and unearned interest and deferred fees of $31.1 million as of December 31, 2024).